UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-03162

Active Assets Tax Free Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

Kevin Klingert 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		201-830-8894

Date of fiscal year end:	June 30, 2012

Date of reporting period:	June 30, 2012

Item 1 - Report to Shareholders

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Kevin Klingert
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Services Company Inc.
P.O. Box 219886
Kansas City, Missouri 64121

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Adviser

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distribution, Inc., member FINRA.

© 2012 Morgan Stanley

AATANN
IU12-01629P-Y06/12

MORGAN STANLEY FUNDS

Active Assets
Tax-Free Trust

Annual Report

June 30, 2012

Active Assets Tax-Free Trust

Table of Contents

Welcome Shareholder	3

Fund Report	4

Expense Example	7

Investment Advisory Agreement Approval	8

Portfolio of Investments	11

Statement of Assets and Liabilities	25

Statement of Operations	26

Statements of Changes in Net Assets	27

Notes to Financial Statements	28

Financial Highlights	35

Report of Independent Registered Public Accounting Firm	36

U.S. Privacy Policy	37

Trustee and Officer Information	42

Welcome Shareholder,

We are pleased to provide this annual report, in which you will learn how your investment in Active Assets Tax-Free Trust performed during the latest twelve-month period. It includes an overview of the market conditions and discusses some of the factors that affected performance during the reporting period. In addition, the report contains financial statements and a list of portfolio holdings.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that a mutual fund will achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. Please see the prospectus for more complete information on investment risks.

Fund Report (unaudited)

For the year ended June 30, 2012

Market Conditions

Risk aversion and liquidity remained the theme among investors, given the amount of uncertainty around financial institutions and troubled European sovereigns. Credit rating agency Moody's delayed the final review for downgrade of global banks to late-June 2012, as an unexpected loss by J.P.Morgan left many observers wondering who else may have similar situations. Growing concern around the European financial crisis coupled with heavy seasonal outflows going into Tax Season pushed the Securities Industry and Financial Markets Association (SIFMA) Index, an index representing the weekly interest rate resets of tax-exempt variable rate issues, to a high of 0.26 percent on April 18.

State and local tax collections rose in the first half of 2012 as an expanding economy and tax increases passed during the recession eased city and state budget woes. While state tax revenue has improved considerably over the past year, local governments continued to struggle in large part because of falling property values. State governments collect most of their revenue from sales and income taxes, which typically fall fast in response to recessions but also snap back quickly. Most municipalities have shown both an ability and willingness to cut expenditures, as states, cities and school districts are trimming their payrolls in a cost-cutting effort that has helped to improve the financial condition of state and local governments. As a result of these efforts, 2011 spending reflects a new baseline for most states with service dialed back to fiscal year 2007 levels.

June 30, 2012 marked the end of most state and local governments' fiscal years. Almost all state and local governments are required by their constitutions or charters to pass balanced budgets. While it may be difficult politically, simply practicing fiscal austerity should be enough for states to overcome near-term fiscal challenges.

Refunding momentum continued to drive strong municipal bond issuance in the first half of 2012. Refundings were up 137 percent through the first half of 2012, compared to the same period last year. Issuance totaled $190.5 billion through the first half of 2012, versus $117 billion through the first half of 2011. June 2012 issuance climbed 27 percent from the same month a year ago. However, variable rate demand note (VRDN) issuance remained light with year-to-date issuance at $5.37 billion versus $5.19 billion, a 3.5 percent increase from the same month a year ago.

Performance Analysis

As of June 30, 2012, Active Assets Tax-Free Trust had net assets of approximately $8.5 billion and an average portfolio maturity of 15 days. For the 12-month period ended June 30, 2012, the Fund provided a total return of 0.01 percent. For the seven-day period ended June 30, 2012, the Fund provided an effective annualized yield of 0.01 percent (subsidized) and –0.21 percent (non-subsidized) and a current yield of 0.01 percent (subsidized) and –0.21 percent (non-subsidized), while its 30-day moving average yield for June was 0.01 percent (subsidized) and –0.22 percent (non-subsidized). Yield quotations more closely reflect the current earnings of the

Fund. The non-subsidized yield reflects what the yield would have been had a fee and/or expense waiver not been in place during the period shown. Past performance is no guarantee of future results.

In light of continuing market disruptions, the ongoing debate surrounding how Europe will resolve its many fiscal challenges and the concern about credit ratings assigned to many of the largest global financial institutions, we believe it is clearly a time for careful diligence and diversification of investment portfolios. Protecting the safety and liquidity of the portfolio's assets remains our first priority. In the recent uncertain markets, our emphasis has been on managing exposure to institutions under stress.

Recent economic data has been sending mixed signals and many investors are likely to continue to tread cautiously. Barring any unexpected shocks to the market, rates are likely to remain low into 2013. During this period of continuing uncertainty, we will maintain a watchful eye on state and local economies.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

PORTFOLIO COMPOSITION as of 06/30/12
Weekly Variable Rate Bonds	68.9%
Daily Variable Rate Bonds	13.7
Commercial Paper	10.0
Closed-End Investment Companies	3.8
Put Option Bonds	2.0
Municipal Bonds & Notes	1.6
MATURITY SCHEDULE as of 06/30/12
1 - 30 Days	92.9%
31 - 60 Days	2.3
61 - 90 Days	0.6
91 - 120 Days	0.6
121 + Days	3.6

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Portfolio composition and maturity schedule are as a percentage of total investments. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will invest in high quality, short-term securities that are normally municipal obligations that pay interest exempt from federal income taxes. The Adviser seeks to maintain the Fund's share price at $1.00. The Fund has a fundamental policy of investing at least 80 percent of its net assets in securities the interest on which is exempt from federal personal income tax. This policy may not be changed without shareholder approval. In addition, the Fund may invest up to 20 percent of its net assets in securities that pay interest income subject to the "alternative minimum tax," and some taxpayers may have to pay tax on a Fund distribution of this income. For more information, please see the "Tax Consequences" section beginning on page 26 of the Fund's Prospectus.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q and monthly holdings for each money market fund on Form N-MFP. Morgan Stanley does not deliver these reports to shareholders, nor are the first and third fiscal quarter reports posted to the Morgan Stanley public web site. However, the holdings for each money market fund are posted to the Morgan Stanley public web site. You may obtain the Form N-Q filings (as well as the Form N-CSR, N-CSRS and N-MFP filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-1520.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Expense Example (unaudited)

As a shareholder of the Fund, you incur costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 01/01/12 – 06/30/12.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads) or exchange fees.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period@
	01/01/12	06/30/12	01/01/12 – 06/30/12
Actual (0.00% return)	$1,000.00	$1,000.00	$0.75
Hypothetical (5% annual return before expenses)	$1,000.00	$1,024.12	$0.75

  @  Expenses are equal to the Fund's annualized expense ratio of 0.15% multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). If the fund had borne all of its expenses, the annualized expense ratio would have been 0.41%.

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator (as defined herein) under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser's expense. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2011, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the five-year period but below its peer group average for the one- and three-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee was higher but close to its peer group average and the total expense ratio was lower than its peer group average. After discussion, the Board concluded that the Fund's management fee and total expense ratio were competitive with its peer group average, and that the Fund's performance was acceptable.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, "float" benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds' portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

Active Assets Tax-Free Trust

Portfolio of Investments  ■  June 30, 2012

PRINCIPAL AMOUNT (000)		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
	Weekly Variable Rate Bonds (69.1%)
	Arizona Health Facilities Authority,
$23,510	Banner Health Ser 2008 C	0.16%	07/06/12	01/01/35	$23,510,000
12,600	Banner Health Ser 2008 D ROCs II-R Ser 11687 (c)	0.20	07/06/12	07/01/25	12,600,000
37,975	Banner Health Ser 2008 G	0.17	07/06/12	01/01/29	37,975,000
	Barclays Capital Municipal Trust Receipts, MA,
6,905	Massachusetts Health & Educational Facilities Authority MIT Ser 2008 N Floater-TRs Ser 15W (c)	0.16	07/06/12	07/01/38	6,905,000
19,910	Massachusetts School Building Authority Senior Dedicated Sales Tax Ser 2011 B Floater-TRs Ser 30BX (c)	0.17	07/06/12	10/15/41	19,910,000
15,545	BB&T Municipal Trust, AZ, Salt River Project Agricultural Improvement & Power District Ser 2008 A Floater Certificates Ser 9 (c)	0.16	07/06/12	01/01/16	15,545,000
	BB&T Municipal Trust, FL,
23,600	Seminole County Water & Sewer Ser 2006 Floater Certificates Ser 45 (c)	0.16	07/06/12	10/01/14	23,600,000
9,945	Tampa Bay Water Ser 2008 Floater Certificates Ser 36 (c)	0.16	07/06/12	04/01/16	9,945,000
10,245	BB&T Municipal Trust, NY, New York City Fiscal 2008 Subser C-1 Floater Certificates Ser 2055 (c)	0.16	07/06/12	10/01/15	10,245,000
144,445	California Health Facilities Financing Authority, Kaiser Permanente Ser 2006 C	0.15	07/06/12	06/01/41	144,445,000
	California Statewide Communities Development Authority,
86,575	Gas Supply Sacramento Municipal Utility District Ser 2010	0.17	07/06/12	11/01/40	86,575,000
69,580	Kaiser Permanente Ser 2002 E	0.14	07/06/12	11/01/36	69,580,000
15,210	Cape Girardeau County Industrial Development Authority, MO, St. Francis Medical Center Ser 2009 B	0.17	07/06/12	06/01/39	15,210,000
	Capital Beltway Funding Corporation of Virginia,
53,700	Senior Lien Toll I-495 Hot Lanes Ser 2008 C	0.12	07/06/12	12/31/47	53,700,000

See Notes to Financial Statements

Active Assets Tax-Free Trust

Portfolio of Investments  ■  June 30, 2012 continued

PRINCIPAL AMOUNT (000)		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
$40,000	Senior Lien Toll I-495 Hot Lanes Ser 2008 D	0.12%	07/06/12	12/31/47	$40,000,000
86,850	Central Plains Energy Project, NE, Gas Project No. 2 Ser 2009	0.18	07/06/12	08/01/39	86,850,000
	Charlotte, NC,
77,785	Water & Sewer System Ser 2002 C	0.15	07/06/12	07/01/27	77,785,000
89,495	Water & Sewer System Ser 2006 B	0.15	07/06/12	07/01/36	89,495,000
21,165	Chicago Board of Education, IL, Ser 2009 A-2	0.16	07/06/12	03/01/26	21,165,000
4,850	Chicago, IL, Ser 2008 A ROCs II-R Ser 11940 (c)	0.23	07/06/12	07/01/28	4,850,000
22,600	Colorado Housing & Finance Authority, Single Family Mortgage Class I 2005 Ser B-2	0.16	07/06/12	05/01/34	22,600,000
	Colorado Springs, CO,
70,900	Utilities System Sub Lien Ser 2004 A	0.25	07/06/12	11/01/23	70,900,000
45,125	Utilities System Sub Lien Ser 2006 A	0.18	07/06/12	11/01/25	45,125,000
12,800	Utilities System Sub Lien Ser 2007 A	0.18	07/06/12	11/01/37	12,800,000
67,275	Utilities System Sub Lien Ser 2007 B	0.17	07/06/12	11/01/26	67,275,000
43,905	Utilities System Sub Lien Ser 2009 C	0.17	07/06/12	11/01/28	43,905,000
38,415	Utilities System Sub Lien Ser 2010 C	0.17	07/06/12	11/01/40	38,415,000
5,200	Dallas Area Rapid Transit, TX, Sales Tax Ser 2008 ROCs II-R Ser 11541 (c)	0.20	07/06/12	06/01/16	5,200,000
14,845	Derry Township Industrial & Commercial Development Authority, PA, Hotel Tax Arena Ser 2000 A	0.17	07/06/12	11/01/30	14,845,000
9,615	Eclipse Funding Trust, WA, Seattle Water System Ser 2005 Solar Eclipse Ser 2006-0002 (c)	0.16	07/06/12	09/01/29	9,615,000
	Fairfax County Industrial Development Authority, VA,
8,900	Inova Health System Foundation Ser 1988 A	0.16	07/06/12	10/01/25	8,900,000
8,900	Inova Health System Foundation Ser 1988 B	0.16	07/06/12	10/01/25	8,900,000
44,960	Inova Health System Foundation Ser 2000	0.18	07/06/12	01/01/30	44,960,000
16,000	Florida State Board of Education, FL, Capital Outlay Ser 2005 G ROCs II-R Ser 12017 (c)	0.19	07/06/12	10/15/16	16,000,000

See Notes to Financial Statements

Active Assets Tax-Free Trust

Portfolio of Investments  ■  June 30, 2012 continued

PRINCIPAL AMOUNT (000)		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
$9,035	Florida Turnpike Authority, Ser 2008 A PUTTERs Ser 2514 (c)	0.18%	07/06/12	07/01/15	$9,035,000
33,400	Franklin County, OH, OhioHealth Corp. Ser 2009 A	0.15	07/06/12	11/15/41	33,400,000
	Gainesville, FL,
80,690	Utilities System 2007 Ser A	0.18	07/06/12	10/01/36	80,690,000
35,465	Utilities System 2008 Ser B	0.17	07/06/12	10/01/38	35,465,000
49,600	Golden Empire Schools Financing Authority, CA, Kern High School District Ser 2012	0.63	07/06/12	05/01/13	49,600,000
	Highlands County Health Facilities Authority, FL,
38,200	Adventist Health System/Sunbelt Obligated Group Ser 2003 C	0.14	07/06/12	11/15/21	38,200,000
13,300	Adventist Health System/Sunbelt Obligated Group Ser 2004 A	0.14	07/06/12	11/15/34	13,300,000
44,000	Adventist Health System/Sunbelt Obligated Group Ser 2005 I	0.14	07/06/12	11/15/29	44,000,000
42,500	Adventist Health System/Sunbelt Obligated Group Ser 2005 I	0.15	07/06/12	11/15/27	42,500,000
18,665	Adventist Health System/Sunbelt Obligated Group Ser 2006 B-2	0.16	07/06/12	11/15/30	18,665,000
4,175	Adventist Health System/Sunbelt Obligated Group Ser 2006 C ROCs II-R Ser 11564 (BHAC) (c)	0.19	07/06/12	11/15/14	4,175,000
26,870	Adventist Health System/Sunbelt Obligated Group Ser 2007 A-2	0.14	07/06/12	11/15/37	26,870,000
	Houston, TX,
18,600	Combined Utility System First Lien Ser 2004 B4	0.16	07/06/12	05/15/34	18,600,000
43,325	Combined Utility System First Lien Ser 2004 B6	0.17	07/06/12	05/15/34	43,325,000
20,000	Idaho Health Facilities Authority, St. Luke's Health System Ser 2009 B	0.18	07/06/12	11/01/43	20,000,000
	Illinois Toll Highway Authority,
45,900	Toll Highway Senior Priority Ser 2007 A-1B	0.19	07/06/12	07/01/30	45,900,000
60,000	Toll Highway Senior Priority Ser 2007 A-2B	0.19	07/06/12	07/01/30	60,000,000
	Indiana Finance Authority,
20,075	Ascension Health Senior Credit Group Ser 2008 E-7	0.15	07/06/12	11/15/33	20,075,000

See Notes to Financial Statements

Active Assets Tax-Free Trust

Portfolio of Investments  ■  June 30, 2012 continued

PRINCIPAL AMOUNT (000)		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
$105,205	Trinity Health Ser 2008 D-1	0.14%	07/06/12	12/01/34	$105,205,000
11,000	Indiana Health Facility Financing Authority, Ascension Health Ser 2003 E-6	0.16	07/06/12	11/15/39	11,000,000
10,000	Iowa Higher Education Loan Authority, Grinnell College Ser 2008	0.18	07/06/12	06/01/23	10,000,000
	JEA, FL,
35,570	Electric System Ser Three 2008 A	0.17	07/06/12	10/01/36	35,570,000
33,320	Water & Sewer System Subser 2008 A-2	0.17	07/06/12	10/01/42	33,320,000
40,275	Kansas Department of Transportation, Highway Ser 2008 A-4	0.15	07/06/12	09/01/14	40,275,000
23,000	Kent Hospital Finance Authority, MI, Spectrum Health Ser 2008 B-3	0.17	07/06/12	01/15/47	23,000,000
	King County, WA,
26,365	Limited Tax Sewer Ser 2010 A	0.12	07/06/12	01/01/40	26,365,000
11,650	Limited Tax Sewer Ser 2010 A	0.14	07/06/12	01/01/40	11,650,000
43,000	Sewer Ser 2007 Eagle #20070084 Class A (AGM) (c)	0.18	07/06/12	01/01/47	43,000,000
52,265	Loudoun County Industrial Development Authority, VA, Howard Hughes Medical Institute Ser 2003 D	0.17	07/06/12	02/15/38	52,265,000
94,875	Main Street Natural Gas, Inc., GA, Gas Ser 2010 A	0.18	07/06/12	08/01/40	94,875,000
58,400	Maryland Economic Development Corporation, Howard Hughes Medical Institute Ser 2008 A	0.14	07/06/12	02/15/43	58,400,000
7,125	Maryland Health & Higher Educational Facilities Authority, LifeBridge Health Ser 2008 ROCs II-R Ser 11594 (AGC) (c)	0.38	07/06/12	07/01/39	7,125,000
114,615	Massachusetts, Refg 1997 Ser B	0.17	07/06/12	08/01/15	114,615,000
6,300	Massachusetts Bay Transportation Authority, Senior Sales Tax Ser 2005 B Eagle #720050087 Class A (AGM) (c)	0.18	07/06/12	07/01/29	6,300,000
	Massachusetts Department of Transportation,
28,900	Metropolitan Highway System Contract Assistance Ser 2010 A-1	0.14	07/06/12	01/01/29	28,900,000
57,210	Metropolitan Highway System Contract Assistance Ser 2010 A-2	0.15	07/06/12	01/01/37	57,210,000

See Notes to Financial Statements

Active Assets Tax-Free Trust

Portfolio of Investments  ■  June 30, 2012 continued

PRINCIPAL AMOUNT (000)		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
	Massachusetts Development Finance Agency,
$35,225	Boston University Ser U-6E	0.14%	07/06/12	10/01/42	$35,225,000
30,710	Phillips Academy Ser 2003	0.15	07/06/12	09/01/33	30,710,000
	Massachusetts Health & Educational Facilities Authority,
64,380	Massachusetts Institute of Technology Ser J-1	0.14	07/06/12	07/01/31	64,380,000
61,355	Massachusetts Institute of Technology Ser J-2	0.15	07/06/12	07/01/31	61,355,000
44,495	Partners HealthCare System 2005 Ser F-3	0.14	07/06/12	07/01/40	44,495,000
	Massachusetts Water Resources Authority,
40,000	Gen Ser 2008 A-1	0.16	07/06/12	08/01/37	40,000,000
44,845	Gen Ser 2008 A-2	0.14	07/06/12	08/01/37	44,845,000
71,700	Gen Ser 2008 A-3	0.15	07/06/12	08/01/37	71,700,000
63,520	Gen Ser 2008 C-2	0.15	07/06/12	11/01/26	63,520,000
72,110	Gen Ser 2008 F	0.11	07/06/12	08/01/29	72,110,000
24,445	Metropolitan Transportation Authority, NY, Ser 2005 B Eagle #20060114 Class A (BHAC) (c)	0.19	07/06/12	11/15/35	24,445,000
39,000	Miami-Dade County Expressway Authority, FL, Toll System Ser 2006 Eagle #20060121 Class A (BHAC) (c)	0.19	07/06/12	07/01/37	39,000,000
12,870	Miami-Dade County School Board, FL, Ser 2007 B COPs Eagle #20070068 Class A (BHAC) (c)	0.19	07/06/12	05/01/32	12,870,000
50,000	Michigan Finance Authority, Unemployment Obligation Assessment Ser 2012 C	0.22	07/06/12	07/01/24	50,000,000
3,290	Milwaukee Redevelopment Authority, WI, University of Wisconsin-Milwaukee-Kenilworth Ser 2005	0.18	07/06/12	09/01/40	3,290,000
	Missouri Health & Educational Facilities Authority,
18,800	Ascension Health Ser 2003 C-2	0.15	07/06/12	11/15/39	18,800,000
13,000	Ascension Health Ser 2003 C-3	0.15	07/06/12	11/15/39	13,000,000
56,675	BJC Health System Ser 2008 C	0.15	07/06/12	05/15/38	56,675,000
	Mobile Downtown Redevelopment Authority, AL,
40,600	Gulf Opportunity Zone Austal USA LLC Ser 2011 A	0.19	07/06/12	05/01/41	40,600,000

See Notes to Financial Statements

Active Assets Tax-Free Trust

Portfolio of Investments  ■  June 30, 2012 continued

PRINCIPAL AMOUNT (000)		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
$39,000	Gulf Opportunity Zone Austal USA LLC Ser 2011 B	0.19%	07/06/12	05/01/41	$39,000,000
	Murray City, UT,
43,500	IHC Health Services Inc Ser 2003 A	0.15	07/06/12	05/15/36	43,500,000
70,900	IHC Health Services Inc Ser 2003 B	0.15	07/06/12	05/15/36	70,900,000
16,140	New Castle County, DE, University Courtyard Apartments Ser 2005	0.19	07/06/12	08/01/31	16,140,000
39,450	New Hampshire Higher Educational & Health Facilities Authority, St. Paul's School Ser 1998	0.18	07/06/12	01/01/28	39,450,000
32,750	New Mexico Finance Authority, Sub Lien Ser 2008 Subser B-1	0.13	07/06/12	12/15/26	32,750,000
25,075	New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services Ser 2008	0.17	07/06/12	08/01/34	25,075,000
39,815	New Mexico Municipal Energy Acquisition Authority, Gas Supply Ser 2009	0.18	07/06/12	11/01/39	39,815,000
	New York City, NY,
33,835	Fiscal 2004 Subser H-2	0.14	07/06/12	03/01/34	33,835,000
9,580	Fiscal 2005 Ser O ROCs II-R Ser 11685 (c)	0.20	07/06/12	06/01/20	9,580,000
78,925	Fiscal 2006 Subser I-4	0.16	07/06/12	04/01/36	78,925,000
69,000	Fiscal 2008 Subser J-9	0.15	07/06/12	08/01/27	69,000,000
	New York City Municipal Water Finance Authority, NY,
71,500	2000 Ser C	0.17	07/06/12	06/15/33	71,500,000
50,000	Second General Fiscal 2003 F1B	0.14	07/06/12	06/15/35	50,000,000
93,025	Second General Fiscal 2010 Ser CC	0.14	07/06/12	06/15/41	93,025,000
29,500	Water & Sewer System Fiscal 2008 Ser B-2	0.15	07/06/12	06/15/24	29,500,000
78,025	Water & Sewer System Fiscal 2008 Ser B-4	0.15	07/06/12	06/15/23	78,025,000
2,040	Water & Sewer System Fiscal 2010 ROCs II-R Ser 11916 (c)	0.18	07/06/12	06/15/18	2,040,000
	New York City Transitional Finance Authority, NY,
74,900	Future Tax Fiscal 2010 Ser F Subser F-5	0.18	07/06/12	02/01/35	74,900,000

See Notes to Financial Statements

Active Assets Tax-Free Trust

Portfolio of Investments  ■  June 30, 2012 continued

PRINCIPAL AMOUNT (000)		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
$16,925	North Broward Hospital District, FL, Ser 2008 A	0.15%	07/06/12	01/15/31	$16,925,000
19,605	North Carolina Medical Care Commission, FirstHealth of the Carolinas Ser 2008 A	0.16	07/06/12	10/01/28	19,605,000
26,965	North Central Texas Health Facilities Development Corporation, Baylor Health Care System Ser 2006 A	0.14	07/06/12	08/15/13	26,965,000
17,150	Ohio, Common Schools Ser 2006 B	0.15	07/06/12	06/15/26	17,150,000
37,960	Oregon Facilities Authority, PeaceHealth Ser 2008 A	0.13	07/06/12	08/01/34	37,960,000
	Orlando Utilities Commission, FL,
48,000	Utility System Ser 2008-1	0.16	07/06/12	10/01/33	48,000,000
81,000	Utility System Ser 2008-2	0.16	07/06/12	10/01/33	81,000,000
20,000	Orlando-Orange County Expressway Authority, FL, Ser 2003 C-4	0.15	07/06/12	07/01/25	20,000,000
13,750	Paulding County Hospital Authority, GA, Wellstar Health System Ser 2012 B	0.16	07/06/12	04/01/43	13,750,000
59,900	Pennsylvania Housing Finance Agency, Single Family Mortgage Ser 2003 77B (AMT)	0.18	07/06/12	10/01/33	59,900,000
15,000	Pinellas County Health Facilities Authority, FL, Baycare Health System Ser 2009 A-2	0.17	07/06/12	11/01/38	15,000,000
	Private Colleges & Universities Authority, GA,
49,150	Emory University Ser 2005 C-1	0.15	07/06/12	09/01/36	49,150,000
54,525	Emory University Ser 2005 C-5	0.15	07/06/12	09/01/36	54,525,000
84,750	Raleigh, NC, Combined Enterprise System Ser 2008 A	0.17	07/06/12	03/01/35	84,750,000
57,400	RBC Municipal Products Trust, Inc., CA, Contra Costa Transportation Authority Sales Tax Ser 2010 Floater Certificates Ser E-17 (c)	0.18	07/06/12	03/01/34	57,400,000
20,000	RBC Municipal Products Trust, Inc., CO, Denver City & County Airport System Ser 2008-C2 & C3 Floater Certificates Ser E-25 (c)	0.21	07/06/12	11/15/25	20,000,000
20,000	RBC Municipal Products Trust, Inc., MA, Massachusetts Ser 2001 Floater Certificates Ser E-32 (c)	0.16	07/06/12	09/01/13	20,000,000

See Notes to Financial Statements

Active Assets Tax-Free Trust

Portfolio of Investments  ■  June 30, 2012 continued

PRINCIPAL AMOUNT (000)		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
	RBC Municipal Products Trust, Inc., PA,
$12,320	Allegheny County Hospital Development Authority University of Pittsburgh Medical Center Ser 2007 B-2 Floater Certificates Ser E-16 (c)	0.18%	07/06/12	04/15/39	$12,320,000
33,865	Berks County Municipal Authority Reading Hospital & Medical Center Ser 2008 Floater Certificates Ser C-15 (c)	0.18	07/06/12	11/01/12	33,865,000
27,000	Reading Hospital & Medical Center Ser 2012 D Floater Certificates Ser E-36 (c)	0.18	07/06/12	02/01/18	27,000,000
34,070	RBC Municipal Products Trust, Inc., TX, Houston Combined Utility System First Lien Ser 2010 B Floater Certificates Ser E-14 (c)	0.18	07/06/12	05/15/34	34,070,000
21,275	Richmond, KY, Kentucky League of Cities Funding Trust Ser 2006 A	0.17	07/06/12	03/01/36	21,275,000
71,600	Rochester, MN, Health Care Facilities Mayo Clinic Ser 2008 A	0.14	07/06/12	11/15/38	71,600,000
88,100	San Antonio, TX, Electric & Gas Systems Jr. Lien Ser 2003	0.18	07/06/12	02/01/33	88,100,000
20,465	Sevier County Public Building Authority, TN, Local Government Public Improvement Ser VI-A-1	0.19	07/06/12	06/01/29	20,465,000
2,080	South Carolina Educational Facilities Authority, Goodwill Industries Ser 2006	0.19	07/06/12	09/01/28	2,080,000
6,360	Southcentral Pennsylvania General Authority, PA, WellSpan Health Series 2008 A ROCs II-R Ser 11686 (c)	0.19	07/06/12	12/01/24	6,360,000
	Texas Transportation Commission,
7,150	Mobility Fund Ser 2005-B	0.18	07/06/12	04/01/30	7,150,000
37,800	Mobility Fund Ser 2006 Eagle #20060126 Class A (c)	0.18	07/06/12	04/01/35	37,800,000
16,000	Mobility Fund Ser 2007 Eagle #20070090 Class A (c)	0.18	07/06/12	04/01/37	16,000,000
64,725	University of Michigan Regents, General Ser 2008 B	0.13	07/06/12	04/01/28	64,725,000
30,000	University of North Carolina at Chapel Hill, Ser 2005 Eagle #720053014 Class A (c)	0.18	07/06/12	12/01/34	30,000,000

See Notes to Financial Statements

Active Assets Tax-Free Trust

Portfolio of Investments  ■  June 30, 2012 continued

PRINCIPAL AMOUNT (000)		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
	University of Texas Regents,
$69,785	Financing System Ser 2007 B	0.13%	07/06/12	08/01/33	$69,785,000
66,470	Financing System Ser 2008 B	0.12	07/06/12	08/01/32	66,470,000
143,830	Permanent University Fund Ser 2008 A	0.10	07/06/12	07/01/37	143,830,000
43,374	Utah Board of Regents, Student Loan Ser 2011 A (AMT)	0.19	07/06/12	11/01/45	43,374,000
	Utah Water Finance Agency,
32,000	Ser 2008 B	0.18	07/06/12	10/01/37	32,000,000
28,700	Ser 2008 B-2	0.18	07/06/12	10/01/35	28,700,000
14,000	Washington Health Care Facilities Authority, Swedish Health Services Ser 2011 B	0.26	07/06/12	11/15/46	14,000,000
9,115	Washington Higher Education Facilities Authority, Seattle University Ser 2008 A	0.18	07/06/12	05/01/28	9,115,000
41,345	Wells Fargo Stage Trust, UT, Riverton IHC Health Services, Inc., Ser 2012 A Stage Trust Ser 2012-33C (c)	0.19	07/06/12	05/15/39	41,345,000
33,325	Wisconsin Health & Educational Facilities Authority, Aurora Health Care Ser 2012 D	0.17	07/06/12	07/15/28	33,325,000
	Total Weekly Variable Rate Bonds (Cost $5,903,019,000)				5,903,019,000
	Daily Variable Rate Bonds (13.7%)
	Chicago, IL,
29,200	Refg Ser 2005 D-1	0.17	07/02/12	01/01/40	29,200,000
21,795	Refg Ser 2005 D-2	0.17	07/02/12	01/01/40	21,795,000
66,960	Columbia, SC, Waterworks & Sewer System Ser 2009	0.17	07/02/12	02/01/38	66,960,000
	Harris County Cultural Education Facilities Financing Corporation, TX,
59,805	Methodist Hospital System Ser 2008 C-1	0.16	07/02/12	12/01/24	59,805,000
56,430	Methodist Hospital System Ser 2008 C-2	0.16	07/02/12	12/01/27	56,430,000
53,150	Harris County Health Facilities Development Corporation, TX, Methodist Hospital System Ser 2008 A-1	0.16	07/02/12	12/01/41	53,150,000
44,525	JEA, FL, Water & Sewer System Subser 2008 A-1	0.15	07/02/12	10/01/38	44,525,000

See Notes to Financial Statements

Active Assets Tax-Free Trust

Portfolio of Investments  ■  June 30, 2012 continued

PRINCIPAL AMOUNT (000)		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
	JP Morgan Chase & Co., CA,
$70,000	Los Angeles Ser 2011 TRANs PUTTERs Ser 3930 (c)	0.18%	07/02/12	08/12/12	$70,000,000
23,675	Los Angeles Ser 2011 TRANs PUTTERs Ser 3931 (c)	0.18	07/02/12	08/12/12	23,675,000
	JP Morgan Chase & Co., TX,
49,000	Texas Ser 2011 TRANs PUTTERs Ser 3945 (c)	0.18	07/02/12	08/30/12	49,000,000
113,590	Texas Ser 2011 TRANs PUTTERs Ser 3946 (c)	0.18	07/02/12	08/30/12	113,590,000
142,945	Texas Ser 2011 TRANs PUTTERs Ser 3953 (c)	0.18	07/02/12	08/30/12	142,945,000
20,000	Texas Ser 2011 TRANs PUTTERs Ser 3964 (c)	0.18	07/02/12	08/30/12	20,000,000
75,105	Massachusetts, Central Artery Ser 2000 A	0.30	07/02/12	12/01/30	75,105,000
10,000	Massachusetts Health & Educational Facility Authority, Harvard University Ser 2005 C ROCs II-R Ser 10390 (c)	0.20	07/02/12	01/15/14	10,000,000
25,000	Mississippi Business Finance Corporation, Chevron USA Ser 2010 J	0.16	07/02/12	11/01/35	25,000,000
	New York City, NY,
28,400	Fiscal 2006 Subser I-8	0.16	07/02/12	04/01/36	28,400,000
94,150	Fiscal 2008 Ser J Subser J-3	0.17	07/02/12	08/01/23	94,150,000
79,100	Future Tax Fiscal 2010 Ser G Subser G-5	0.17	07/02/12	05/01/34	79,100,000
77,290	New York City Municipal Water Finance Authority, NY, Second General Fiscal 2007 Ser CC-1	0.15	07/02/12	06/15/38	77,290,000
31,400	Ohio Water Development Authority, FirstEnergy Nuclear Generation Corp. Ser 2010-C	0.19	07/02/12	06/01/33	31,400,000
	Total Daily Variable Rate Bonds (Cost $1,171,520,000)				1,171,520,000

See Notes to Financial Statements

Active Assets Tax-Free Trust

Portfolio of Investments  ■  June 30, 2012 continued

PRINCIPAL AMOUNT (000)		COUPON RATE	YIELD TO MATURITY ON DATE OF PURCHASE	MATURITY DATE	VALUE
	Commercial Paper (10.0%)
$125,000	Austin, TX, Combined Utility Systems Ser A	0.26%	0.26%	07/02/12	$125,000,000
	Harris County Cultural Education Facilities Finance Corporation, TX,
15,000	Methodist Hospital System Ser 2009 C-1	0.20	0.20	09/05/12	15,000,000
47,500	Methodist Hospital System Ser 2009 C-1	0.20	0.20	10/03/12	47,500,000
10,000	Methodist Hospital System Ser 2009 C-1	0.28	0.28	07/10/12	10,000,000
50,000	Methodist Hospital System Ser 2009 C-1	0.30	0.30	07/25/12	50,000,000
35,000	Methodist Hospital System Ser 2009 C-2	0.22	0.22	11/08/12	35,000,000
25,000	Methodist Hospital System Ser 2009 C-2	0.22	0.22	12/05/12	25,000,000
73,503	Harris County, TX, Notes Ser C	0.26	0.26	07/05/12	73,503,000
	Houston, TX,
10,000	Ser G-2	0.20	0.20	08/22/12	10,000,000
30,100	Ser G-2	0.22	0.22	08/22/12	30,100,000
42,000	Ser H-2	0.22	0.22	08/22/12	42,000,000
54,034	Howard County, MD, Ser 2011 BANs	0.22	0.22	07/26/12	54,034,000
30,000	Indiana Finance Authority, Trinity Health Ser 2008 D-2	0.17	0.17	07/19/12	30,000,000
	JEA, FL,
10,000	Electric System Sub Ser 2000 F-1	0.20	0.20	07/19/12	10,000,000
18,400	Electric System Sub Ser 2001 C	0.20	0.20	08/30/12	18,400,000
	Las Vegas Valley Water District, NV,
52,000	Water Ser 2004 A	0.20	0.20	07/24/12	52,000,000
74,000	Water Ser 2004 B	0.21	0.21	07/09/12	74,000,000
80,500	Lincoln, NE, Lincoln Electric System Ser 1995	0.20	0.20	08/20/12	80,500,000
	Montgomery County, MD,
25,000	2010 Ser A BANs	0.21	0.21	07/09/12	25,000,000
23,450	2010 Ser B BANs	0.23	0.23	08/10/12	23,450,000
	Nebraska Public Power District,
12,950	Ser A Notes	0.22	0.22	08/22/12	12,950,000
15,000	Ser A Notes	0.22	0.22	08/29/12	15,000,000
	Total Commercial Paper (Cost $858,437,000)				858,437,000

See Notes to Financial Statements

Active Assets Tax-Free Trust

Portfolio of Investments  ■  June 30, 2012 continued

PRINCIPAL AMOUNT (000)		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
	Closed-End Investment Companies (3.8%)
$24,700	BlackRock Municipal Intermediate Duration Fund, Inc., VRDP Ser W-7 (AMT) (c)	0.28%	07/06/12	03/01/41	$24,700,000
52,200	Nuveen Insured Municipal Opportunity Fund, Inc., VRDP Ser 1-6672 (AMT) (c)	0.30	07/06/12	12/01/40	52,200,000
20,000	Nuveen Investment Quality Municipal Fund, Inc., VRDP Ser 1-2118 (AMT) (c)	0.30	07/06/12	05/05/41	20,000,000
45,000	Nuveen Municipal Market Opportunity Fund, Inc., VRDP Ser 1-3509 (AMT) (c)	0.35	07/06/12	03/01/40	45,000,000
15,000	Nuveen New York Quality Income Municipal Fund, Inc., VRDP Ser 1-1617 (AMT) (c)	0.28	07/06/12	12/01/40	15,000,000
15,000	Nuveen Premier Insured Municipal Fund, Inc., VRDP Ser 1-1309 (c)	0.30	07/06/12	12/01/40	15,000,000
100,000	Nuveen Premium Income Municipal Fund 2, Inc., VRDP Ser 1-4895 (AMT) (c)	0.30	07/06/12	05/05/41	100,000,000
50,000	Nuveen Quality Income Municipal Fund, Inc., VRDP Ser 1-3884 (AMT) (c)	0.28	07/06/12	12/01/40	50,000,000
	Total Closed-End Investment Companies (Cost $321,900,000)				321,900,000
	Put Option Bonds (2.0%)
7,500	Fairfax County Industrial Development Authority, VA, Inova Health System Window Ser 2020 A-1	0.30	01/25/13	05/15/39	7,500,000
8,500	Illinois Finance Authority, Advocate Health Care Window Ser 2011 B Illinois Finance Authority, Advocate Health Care Window Ser 2011 B	0.30	01/25/13	04/01/51	8,500,000
7,680	Kentucky Economic Development Finance Authority, Catholic Health Initiatives Window Ser 2011 B-1	0.28	01/25/13	02/01/46	7,680,000
9,600	Kentucky Economic Development Finance Authority, Catholic Health Initiatives Window Ser 2011 B-3	0.28	01/25/13	02/01/46	9,600,000
11,000	Massachusetts Bay Transportation Authority, Senior Sales Tax Window Ser 2010 A	0.27	01/25/13	07/01/30	11,000,000
20,000	Michigan Hospital Finance Authority, Ascension Health Senior Credit Group Window Ser 2010 F-8	0.27	01/25/13	11/15/49	20,000,000

See Notes to Financial Statements

Active Assets Tax-Free Trust

Portfolio of Investments  ■  June 30, 2012 continued

PRINCIPAL AMOUNT (000)		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
$62,000	New York Liberty Development Corporation, NY, Recovery Zone 3 World Trade Center Ser 2010 A-1	0.30%	11/08/12	12/01/50	$62,000,000
7,700	Norfolk Economic Development Authority, VA, Sentara Healthcare Window Ser 2010 B	0.30	01/25/13	11/01/34	7,700,000
6,000	Norfolk Economic Development Authority, VA, Sentara Healthcare Window Ser 2010 C	0.30	01/25/13	11/01/34	6,000,000
12,000	Norfolk Economic Development Authority, VA, Sentara Healthcare Window Ser 2012 A	0.26	01/25/13	11/01/34	12,000,000
5,000	Orlando Utilities Commission, FL, Utility System Window Ser 2011 A	0.29	01/25/13	10/01/27	5,000,000
10,000	RBC Municipal Products Trust, Inc., MN, Minneapolis Fairview Health Services Ser 2010 C&D Floater Certificates Ser E-19 (c)	0.18	07/06/12	06/13/13	10,000,000
4,500	Tarrant County Cultural Education Facilities Finance Corporation, TX, Baylor Health Care System Window Ser 2011 B	0.31	01/25/13	11/15/50	4,500,000
	Total Put Option Bonds (Cost $171,480,000)				171,480,000
		COUPON RATE	YIELD TO MATURITY ON DATE OF PURCHASE
	Municipal Bonds & Notes (1.6%)
24,500	Kentucky Rural Water Finance Corporation, Public Projects Construction Notes Ser D-2011-1, dtd 11/01/11	1.25%	0.55%	11/01/12	24,557,855
	Los Angeles County Schools Pooled Financing Program, CA,
34,000	Pooled 2011-2012 Ser B-2 TRANs, dtd 03/01/12	2.00	0.35	12/31/12	34,281,213
22,000	Pooled 2011-2012 Ser B-3 TRANs, dtd 03/01/12	2.00	0.45	01/31/13	22,199,054

See Notes to Financial Statements

Active Assets Tax-Free Trust

Portfolio of Investments  ■  June 30, 2012 continued

PRINCIPAL AMOUNT (000)		COUPON RATE	YIELD TO MATURITY ON DATE OF PURCHASE	MATURITY DATE	VALUE
$5,000	Minnesota Rural Water Finance Authority, Public Projects Construction Notes Ser 2012, dtd 03/01/12	1.25%	0.40%	03/01/13	$5,028,277
45,000	New York State Thruway Authority, General Ser 2011 BANs, dtd 07/13/11	2.00	0.35	07/12/12	45,024,248
4,000	North Dakota Rural Water Finance Corporation, Public Projects Construction Notes Ser 2012 B-1, dtd 06/28/12	0.37	0.37	07/01/13	4,000,000
	Total Municipal Bonds & Notes (Cost $135,090,647)				135,090,647
	Total Investments (Cost $8,561,446,647)			100.2%	8,561,446,647
	Liabilities in Excess of Other Assets			(0.2)	(13,037,343)
	Net Assets			100.0%	$8,548,409,304

  AMT  Alternative Minimum Tax.

  BANs  Bond Anticipation Notes.

  COPs  Certificates of Participation.

  PUTTERS  Puttable Tax-Exempt Receipts.

  ROCs  Reset Option Certificates.

  TRANs  Tax and Revenue Anticipation Notes.

  TRs  Trust Receipts.

  VRDP  Variable Rate Demand Preferred.

  (a)  Rate shown is the rate in effect at June 30, 2012.

  (b)  Date on which the principal amount can be recovered through demand.

  (c)  144A security - Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

Bond Insurance:

  AGC  Assured Guaranty Corporation.

  AGM  Assured Guaranty Municipal Corporation.

  BHAC  Berkshire Hathaway Assurance Corporation.

See Notes to Financial Statements

Active Assets Tax-Free Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2012

Assets:
Investments in securities, at value (cost $8,561,446,647)	$8,561,446,647
Cash	113,974
Receivable for:
Shares of beneficial interest sold	67,252,238
Investments sold	4,885,000
Interest	3,291,048
Prepaid expenses and other assets	229,489
Total Assets	8,637,218,396
Liabilities:
Payable for:
Shares of beneficial interest redeemed	86,787,236
Advisory fee	740,304
Transfer agent fee	646,074
Administration fee	345,492
Accrued expenses and other payables	289,986
Total Liabilities	88,809,092
Net Assets	$8,548,409,304
Composition of Net Assets:
Paid-in-capital	$8,548,364,213
Accumulated undistributed net investment income	33,935
Accumulated undistributed net realized gain	11,156
Net Assets	$8,548,409,304
Net Asset Value Per Share 8,548,091,582 shares outstanding (unlimited shares authorized of $0.01 par value)	$1.00

See Notes to Financial Statements

Active Assets Tax-Free Trust

Financial Statements continued

Statement of Operations

For the year ended June 30, 2012

Net Investment Income:
Interest Income	$13,297,819
Dividends from affiliate (Note 5)	3,580
Total Income	13,301,399
Expenses
Advisory fee (Note 3)	21,197,113
Distribution fee (Note 4)	8,977,996
Administration fee (Note 3)	4,488,998
Transfer agent fees and expenses	1,251,262
Custodian fees	247,423
Trustees' fees and expenses	217,236
Professional fees	65,762
Registration fees	17,775
Shareholder reports and notices	14,338
Other	137,762
Total Expenses	36,615,665
Less: amounts waived/reimbursed (Note 4)	(24,205,910)
Less: rebate from Morgan Stanley affiliated cash sweep (Note 5)	(18,765)
Net Expenses	12,390,990
Net Investment Income	910,409
Net Realized Gain	24,057
Net Increase	$934,466

See Notes to Financial Statements

Active Assets Tax-Free Trust

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE YEAR ENDED JUNE 30, 2012	FOR THE YEAR ENDED JUNE 30, 2011
Increase (Decrease) in Net Assets: Operations:
Net investment income	$910,409	$614,708
Net realized gain	24,057	68,897
Net Increase	934,466	683,605
Dividends and Distributions to Shareholders from:
Net investment income	(815,569)	(563,151)
Net realized gain	(84,655)	(62,108)
Total Dividends and Distributions	(900,224)	(625,259)
Net increase (decrease) from transactions in shares of beneficial interest	(135,900,055)	3,093,441,368
Net Increase (Decrease)	(135,865,813)	3,093,499,714
Net Assets:
Beginning of period	8,684,275,117	5,590,775,403
End of Period (Including accumulated undistributed net investment income of $33,935 and dividends in excess of net investment income of $58,373, respectively)	$8,548,409,304	$8,684,275,117

See Notes to Financial Statements

Active Assets Tax-Free Trust

Notes to Financial Statements  ■  June 30, 2012

1. Organization and Accounting Policies

Active Assets Tax-Free Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of daily income which is exempt from federal income tax consistent with stability of principal and liquidity. The Fund was organized as a Massachusetts business trust on March 30, 1981 and commenced operations on July 7, 1981.

The following is a summary of significant accounting policies:

A. Valuation of Investments — Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Act. Investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. Dividends and Distributions to Shareholders — The Fund records dividends and distributions to shareholders as of the close of each business day.

D. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

E. Indemnifications — The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Fair Valuation Measurements

Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 820, Fair Value Measurements and Disclosures ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs);

Active Assets Tax-Free Trust

Notes to Financial Statements  ■  June 30, 2012 continued

and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2012.

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Assets:
Weekly Variable Rate Bonds	$—	$5,903,019,000	$—	$5,903,019,000
Daily Variable Rate Bonds	—	1,171,520,000	—	1,171,520,000
Commercial Paper	—	858,437,000	—	858,437,000
Closed-End Investment Companies	—	321,900,000	—	321,900,000
Put Option Bonds	—	171,480,000	—	171,480,000
Municipal Bonds & Notes	—	135,090,647	—	135,090,647
Total Assets	$—	$8,561,446,647	$—	$8,561,446,647

Active Assets Tax-Free Trust

Notes to Financial Statements  ■  June 30, 2012 continued

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of June 30, 2012, the Fund did not have any investments transfer between investment levels.

3. Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Management Inc. (the "Adviser"), the Fund pays the Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.45% to the portion of the daily net assets not exceeding $500 million; 0.375% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.325% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.30% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.275% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.25% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.225% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; 0.20% to the portion of the daily net assets exceeding $3 billion but not exceeding $15 billion; and 0.199% to the portion of the daily net assets exceeding $15 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.05% to the Fund's daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

4. Plan of Distribution

Morgan Stanley Distribution, Inc. (the "Distributor"), an affiliate of the Adviser and Administrator, is the distributor of the Fund's shares and in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the promotion of sales of Fund shares.

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in

Active Assets Tax-Free Trust

Notes to Financial Statements  ■  June 30, 2012 continued

any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the year ended June 30, 2012, the distribution fee was accrued at the annual rate of 0.10%.

The Distributor, Adviser and Administrator have agreed to waive and/or reimburse all or a portion of the Fund's distribution fee, advisory fee and administration fee, respectively, to the extent that total expenses exceed total income of the Fund on a daily basis. For the year ended June 30, 2012, the Distributor waived $8,977,996, the Adviser waived $15,176,222 and the Administrator waived $51,692. These fee waivers and/or expense reimbursements will continue for at least one year or until such time that the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or expense reimbursements when it deems such action is appropriate.

5. Transactions with Affiliates

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds – Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the year ended June 30, 2012, advisory fees paid were reduced by $18,765 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of the Liquidity Funds during the year ended June 30, 2012 is as follows:

VALUE JUNE 30, 2011	PURCHASES AT COST	SALES	DIVIDEND INCOME	VALUE JUNE 30, 2012
$—	$1,109,600,000	$1,109,600,000	$3,580	$—

Morgan Stanley Services Company Inc., an affiliate of the Adviser and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the year ended June 30, 2012, included in "trustees' fees and expenses" in the Statement of Operations amounted to $4,263. At June 30, 2012, the Fund had an accrued pension liability of $59,249, which is included in "accrued expenses and other payables" in the Statement of Assets and Liabilities.

Active Assets Tax-Free Trust

Notes to Financial Statements  ■  June 30, 2012 continued

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

6. Shares of Beneficial Interest

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	FOR THE YEAR ENDED JUNE 30, 2012	FOR THE YEAR ENDED JUNE 30, 2011
Shares sold	28,456,671,361	23,048,791,686
Shares issued in reinvestment of dividends and distributions	895,039	620,172
	28,457,566,400	23,049,411,858
Shares redeemed	(28,593,466,455)	(19,955,970,490)
Net increase (decrease) in shares outstanding	(135,900,055)	3,093,441,368

7. Federal Income Tax Status

It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Dividends from net investment income, if any, are declared and paid daily. Net realized capital gains, if any, are distributed at least annually.

FASB ASC 740-10, Income Taxes — Overall, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "interest expense" and penalties in "other expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended June 30, 2012, remains subject to examination by taxing authorities.

Active Assets Tax-Free Trust

Notes to Financial Statements  ■  June 30, 2012 continued

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2012 and 2011 was as follows:

2012 DISTRIBUTIONS PAID FROM:			2011 DISTRIBUTIONS PAID FROM:
TAX-EXEMPT INCOME	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	TAX-EXEMPT INCOME	ORDINARY INCOME	LONG-TERM CAPITAL GAIN
$813,863	$9,816	$76,545	$562,291	$2,480	$60,488

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, due to nondeductible expenses, resulted in the following reclassifications among the Fund's components of net assets at June 30, 2012:

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS)	PAID-IN-CAPITAL
$(2,532)	$1,038	$1,494

At June 30, 2012, the components of distributable earnings for the Fund on a tax basis were as follows:

UNDISTRIBUTED TAX-EXEMPT INCOME	UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAIN
$194,353	$6,693	$4,463

At June 30, 2012, the aggregate cost for federal income tax purposes is the same as the cost for book purposes.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Modernization Act") was signed into law. The Modernization Act modernizes several tax provisions related to Regulated Investment Companies ("RICs") and their shareholders. One key change made by the Modernization Act is that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before

Active Assets Tax-Free Trust

Notes to Financial Statements  ■  June 30, 2012 continued

other capital loss carryforwards that expire. Generally, the Modernization Act is effective for taxable years beginning after December 22, 2010.

8. Expense Offset

The Fund has entered into an arrangement with State Street (the "Custodian"), whereby credits realized on uninvested cash balances were used to offset a portion of the Fund's expenses. If applicable, these custodian credits are shown as "expense offset" in the Statement of Operations.

9. Accounting Pronouncements

In May 2011, FASB issued Accounting Standards Update ("ASU") 2011-04. The amendments in this update are the results of the work of FASB and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements, which are effective during interim and annual periods beginning after December 15, 2011. Consequently, these amendments improve the comparability of fair value measurements presented and disclosed in the financial statements prepared in accordance with GAAP and International Financial Reporting Standards. At this time, the Fund's management is evaluating the implications of ASU 2011-04 and its impact, if any, on the financial statements.

In December 2011, FASB issued ASU 2011-11, Balance Sheet: Disclosures about Offsetting Assets and Liabilities. The pronouncement improves disclosures for recognized financial and derivative instruments that are either offset on the balance sheet in accordance with the offsetting guidance in ASC 210-20-45 or ASC 815-10-45 or are subject to an enforceable master netting agreements or similar. The Fund will be required to disclose information about rights to offset and related arrangements (such as collateral agreements) in order to enable financial statement users to understand the effect of those rights and arrangements on its financial position as well as disclose the following (1) gross amounts; (2) amounts offset in the statement of financial position; (3) any other amounts that can be offset in the event of bankruptcy, insolvency or default of any of the parties (including cash and noncash financial collateral); and (4) the Fund's net exposure. The requirements are effective for annual reporting periods beginning on or after January 1, 2013, and must be applied retrospectively. At this time, the Fund's management is evaluating the implications of ASU 2011-11 and its impact, if any, on the financial statements.

Active Assets Tax-Free Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED JUNE 30,
	2012		2011		2010^		2009^		2008^
Selected Per Share Data:
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00
Net income from investment operations	0.000	(1)	0.000	(1)	0.000	(1)	0.008		0.026
Less dividends from net investment income	(0.000	) (1)(2)	(0.000	) (1)(2)	(0.000	) (1)(2)	(0.008	) (2)	(0.026	) (2)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return	0.01%		0.01%		0.01%		0.79%		2.60%
Ratios to Average Net Assets:
Net expenses	0.14	%(3)(5)	0.24	%(3)(5)	0.29	%(3)(4)(5)	0.43	%(3)(4)(5)	0.42	%(3)
Net investment income	0.01	%(3)(5)	0.01	%(3)(5)	0.01	%(3)(4)(5)	0.85	%(3)(4)(5)	2.42	%(3)
Rebate from Morgan Stanley affiliate	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.01%		0.00	%(6)
Supplemental Data:
Net assets, end of period, in millions	$8,548		$8,684		$5,591		$7,160		$11,355

  ^  Beginning with the year ended June 30, 2011, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

  (1)  Amount is less than $0.001.

  (2)  Includes capital gain distribution of less than $0.001.

  (3)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (4)  Reflects fees paid in connection with the U.S. Treasury's Temporary Guarantee Program for Money Market Funds. This fee had an effect of 0.01% and 0.04% for the year ended 2010 and 2009, respectively.

  (5)  If the Fund had borne all of its expenses that were reimbursed or waived by the Distributor, Adviser, and Administrator, the annualized expense and net investment income (loss) ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME (LOSS) RATIO
June 30, 2012	0.41%	(0.26)%
June 30, 2011	0.43	(0.18)
June 30, 2010	0.46	(0.16)
June 30, 2009	0.45	0.83

  (6)  Amount is less than 0.005%.

See Notes to Financial Statements

Active Assets Tax-Free Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Active Assets Tax-Free Trust:

We have audited the accompanying statement of assets and liabilities of Active Assets Tax- Free Trust (the "Fund"), including the portfolio of investments, as of June 30, 2012, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the three years ended June 30, 2010 were audited by another independent registered public accounting firm whose report, dated August 26, 2010, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund was not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2012, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Active Assets Tax-Free Trust as of June 30, 2012, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
August 23, 2012

Active Assets Tax-Free Trust

U.S. Privacy Policy (unaudited)

An Important Notice Concerning Our U.S. Privacy Policy

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

Active Assets Tax-Free Trust

U.S. Privacy Policy (unaudited) continued

1. What Personal Information Do We Collect From You?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2. When Do We Disclose Personal Information We Collect About You?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

a. Information We Disclose to Affiliated Companies. We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties. We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

Active Assets Tax-Free Trust

U.S. Privacy Policy (unaudited) continued

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3. How Do We Protect The Security and Confidentiality Of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4. How Can You Limit Our Sharing Certain Personal Information About You With Our Affiliated Companies For Eligibility Determination?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5. How Can You Limit the Use of Certain Personal Information About You by Our Affiliated Companies for Marketing?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

Active Assets Tax-Free Trust

U.S. Privacy Policy (unaudited) continued

6. How Can You Send Us an Opt-Out Instruction?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 5p.m. (EST)

•  Writing to us at the following address:
Morgan Stanley Services Company Inc.
c/o Privacy Coordinator
201 Plaza Two, 3rd Floor
Jersey City, New Jersey 07311

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7. What if an affiliated company becomes a nonaffiliated third party?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies,

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U.S. Privacy Policy (unaudited) continued

your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

Special Notice to Residents of Vermont
The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

Special Notice to Residents of California
The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

Active Assets Tax-Free Trust

Trustee and Officer Information (unaudited)

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee***
Frank L. Bowman (67) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Strategic Decisions, LLC (consulting) (since February 2009); Director or Trustee of various Morgan Stanley Funds (since August 2006); Chairperson of the Insurance Sub-Committee of the Compliance and Insurance Committee (since February 2007); served as President and Chief Executive Officer of the Nuclear Energy Institute (policy organization) (February 2005-November 2008); retired as Admiral, U.S. Navy after serving over 38 years on active duty including 8 years as Director of the Naval Nuclear Propulsion Program in the Department of the Navy and the U.S. Department of Energy (1996-2004); served as Chief of Naval Personnel (July 1994-September 1996); and on the Joint Staff as Director of Political Military Affairs (June 1992-July 1994); Knighted as Honorary Knight Commander of the Most Excellent Order of the British Empire; Awarded the Officer de l'Orde National du Mérite by the French Government; elected to the National Academy of Engineering (2009).	102	Director of BP p.l.c.; Director of Naval and Nuclear Technologies LLP; Director of the Armed Services YMCA of the USA and the Naval Submarine League; Director of the American Shipbuilding Suppliers Association; Member of the National Security Advisory Council of the Center for U.S. Global Engagement and a member of the CNA Military Advisory Board; Member of the American Lung Association's President's Council.

Michael Bozic (71) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since April 1994	Private investor; Chairperson of the Compliance and Insurance Committee (since October 2006); Director or Trustee of various Morgan Stanley Funds (since April 1994); formerly, Chairperson of the Insurance Committee (July 2006-September 2006); Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	104	Director of various business organizations.

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Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee***
Kathleen A. Dennis (58) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Cedarwood Associates (mutual fund and investment management consulting) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	102	Director of various non-profit organizations.

Dr. Manuel H. Johnson (63) c/o Johnson Smick Group, Inc. 888 16th Street, N.W. Suite 740 Washington, D.C. 20006	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since July 1991); Co-Chairman and a founder of the Group of Seven Council (G7C) (international economic commission); formerly, Chairperson of the Audit Committee (July 1991-September 2006), Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	104	Director of NVR, Inc. (home construction).

Joseph J. Kearns (69) c/o Kearns & Associates LLC PMB754 22631 Pacific Coast Highway Malibu, CA 90265	Trustee	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 1994); formerly, Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of various Morgan Stanley Funds (since August 1994); CFO of the J. Paul Getty Trust.	105	Director of Electro Rent Corporation (equipment leasing) and The Ford Family Foundation.

Active Assets Tax-Free Trust

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee***
Michael F. Klein (53) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Managing Director, Aetos Capital, LLC (since March 2000) and Co-President, Aetos Alternatives Management, LLC (since January 2004); Chairperson of the Fixed Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 2006); formerly, Managing Director, Morgan Stanley & Co., Inc. and Morgan Stanley Dean Witter Investment Management, President, various Morgan Stanley Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co., Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).	102	Director of certain investment funds managed or sponsored by Aetos Capital, LLC. Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals).

Michael E. Nugent (76) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairperson of the Board and Trustee	Chairperson of the Boards since July 2006 and Trustee since July 1991	General Partner, Triumph Capital, L.P. (private investment partnership); Chairperson of the Boards of various Morgan Stanley Funds (since July 2006); Director or Trustee of various Morgan Stanley Funds (since July 1991); formerly, Chairperson of the Insurance Committee (until July 2006).	104	None.

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Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee***
W. Allen Reed (65) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chairperson of the Equity Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 2006); formerly, President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	102	Director of Temple-Inland Industries (packaging and forest products); Director of Legg Mason, Inc. and Director of the Auburn University Foundation.

Fergus Reid (79) c/o Joe Pietryka, Inc. 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since June 1992	Chairman, Joe Pietryka, Inc.; Chairperson of the Governance Committee and Director or Trustee of various Morgan Stanley Funds (since June 1992).	105	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by JP Morgan Investment Management Inc.

Interested Trustee:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustee**	Other Directorships Held by Interested Trustee***
James F. Higgins (64) c/o Morgan Stanley Services Company Inc. Harborside Financial Center 201 Plaza Two Jersey City, NJ 07311	Trustee	Since June 2000	Director or Trustee of various Morgan Stanley Funds (since June 2000); Senior Advisor of Morgan Stanley (since August 2000).	103	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

  *  Each Trustee serves an indefinite term, until his or her successor is elected.

  **  The Fund Complex includes (as of December 31, 2011) all open-end and closed-end funds (including all of their portfolios) advised by Morgan Stanley Investment Management Inc. (the "Adviser") and any funds that have an adviser that is an affiliated person of the Adviser (including, but not limited to, Morgan Stanley AIP GP LP).

  ***  This includes any directorships at public companies and registered investment companies held by the Trustee at any time during the past five years.

Active Assets Tax-Free Trust

Trustee and Officer Information (unaudited) continued

Executive Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Kevin Klingert (49) 522 Fifth Avenue New York, NY 10036	President and Principal Executive Officer – Money Market and Liquidity Funds	Since September 2010	President and Principal Executive Officer (since September 2010) of the Money Market and Liquidity Funds; Head of Morgan Stanley Investment Management Liquidity business (since July 2010); Managing Director of the Adviser and various entities affiliated with the Adviser (since December 2007). Formerly, Global Head, Chief Operating Officer and Acting Chief Investment Officer of the Fixed Income Group of the Adviser (April 2008-July 2010); Head of Global Liquidity Portfolio Management and co-head of Liquidity Credit Research of Morgan Stanley Investment Management (December 2007-July 2010) and Vice President of the funds in the Fund Complex (June 2008-July 2010). Previously, Managing Director on the Management Committee and head of Municipal Portfolio Management and Liquidity at BlackRock (October 1991-January 2007).

Mary Ann Picciotto (39) c/o Morgan Stanley Services Company Inc. Harborside Financial Center 201 Plaza Two Jersey City, NJ 07311	Chief Compliance Officer	Since May 2010	Managing Director of the Adviser and various entities affiliated with the Adviser; Chief Compliance Officer of various Morgan Stanley Funds (since May 2010); Chief Compliance Officer of the Adviser (since April 2007).

Stefanie V. Chang Yu (45) 522 Fifth Avenue New York, NY 10036	Vice President	Since December 1997	Managing Director of the Adviser and various entities affiliated with the Adviser; Vice President of various Morgan Stanley Funds (since December 1997).

Francis J. Smith (46) c/o Morgan Stanley Services Company Inc. Harborside Financial Center 201 Plaza Two Jersey City, NJ 07311	Treasurer and Principal Financial Officer	Treasurer since July 2003 and Principal Financial Officer since September 2002	Executive Director of the Adviser and various entities affiliated with the Adviser; Treasurer and Principal Financial Officer of various Morgan Stanley Funds (since July 2003).

Mary E. Mullin (45) 522 Fifth Avenue New York, NY 10036	Secretary	Since June 1999	Executive Director of the Adviser and various entities affiliated with the Adviser; Secretary of various Morgan Stanley Funds (since June 1999).

  *  Each officer serves an indefinite term, until his or her successor is elected.

2012 Federal Tax Notice (unaudited)

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended June 30, 2012. The Fund designated and paid 99.96% of its income dividends as tax-exempt income dividends. Additionally, the Fund designated and paid $76,545 as a long-term capital gain distribution.

In January, the Fund provides tax information to shareholders for the preceding calendar year.

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Item 2.  Code of Ethics.

(a)                                  The Fund has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)                                 No information need be disclosed pursuant to this paragraph.

(c)                                  Not applicable.

(d)                                 Not applicable.

(e)                                  Not applicable.

(f)

(1)                                  The Fund’s Code of Ethics is attached hereto as Exhibit 12 A.

(2)                                  Not applicable.

(3)                                  Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund’s Board of Trustees has determined that Joseph J. Kearns, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

2012

	Registrant			Covered Entities(1)
Audit Fees		$27,360		N/A

Non-Audit Fees
Audit-Related Fees			$(2)		$(2)
Tax Fees		$4,547	(3)	$197,626	(4)
All Other Fees	$			$1,148,453
Total Non-Audit Fees		$4,547		$1,346,079

Total		$31,907		$1,346,079

2011

	Registrant			Covered Entities(1)
Audit Fees		$27,360		N/A

Non-Audit Fees
Audit-Related Fees			$(2)	$6,501,000	(2)
Tax Fees		$4,547	(3)	$1,350,000	(4)
All Other Fees	$				$(5)
Total Non-Audit Fees		$4,547		$7,851,000

Total		$31,907		$7,851,000

N/A- Not applicable, as not required by Item 4.

(1)        Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2)        Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities’ and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3)        Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant’s tax returns.

(4)        Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities’ tax returns.

(5)        All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee’s pre-approval policies and procedures are as follows:

APPENDIX A

AUDIT COMMITTEE

AUDIT AND NON-AUDIT SERVICES

PRE-APPROVAL POLICY AND PROCEDURES

OF THE

MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

AS ADOPTED AND AMENDED JULY 23, 2004,(1)

1.              Statement of Principles

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor’s independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor.  The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid.  Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee or its delegate (“specific pre-approval”).  The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors.  As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors.  Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee.  The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise.  The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee.  The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

(1)                                  This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the “Policy”), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities.  It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund’s Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors’ independence.

2.              Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members.  The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.              Audit Services

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee.  Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund’s financial statements.  These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit.  The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide.  Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1.  All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.              Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors.  Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services.  Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2.  All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.              Tax Services

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3.  All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.              All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted.  Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4.  Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.              Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee.  Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee.  The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.              Procedures

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund’s Chief Financial Officer and must include a detailed description of the services to be rendered.  The Fund’s Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee.  The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors.  Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund’s Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Fund’s Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy.  The Fund’s Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring.  Both the Fund’s Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund’s Chief Financial Officer or any member of management.

9.              Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor’s independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.       Covered Entities

Covered Entities include the Fund’s investment adviser(s) and any entity controlling, controlled by or under common control with the Fund’s investment adviser(s) that provides ongoing services to the Fund(s).  Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund’s audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund.  This list of Covered Entities would include:

Morgan Stanley Retail Funds

Morgan Stanley Investment Advisors Inc.

Morgan Stanley & Co. Incorporated

Morgan Stanley DW Inc.

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Morgan Stanley Services Company, Inc.

Morgan Stanley Distributors Inc.

Morgan Stanley Trust FSB

Morgan Stanley Institutional Funds

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Advisors Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Morgan Stanley & Co. Incorporated

Morgan Stanley Distribution, Inc.

Morgan Stanley AIP GP LP

Morgan Stanley Alternative Investment Partners LP

(e)(2)  Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee’s pre-approval policies and procedures (attached hereto).

(f)     Not applicable.

(g)    See table above.

(h)    The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors’ independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a)          The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:

Joseph Kearns, Michael Nugent and Allen Reed.

(b) Not applicable.

Item 6. Schedule of Investments

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Tax Free Trust

/s/ Kevin Klingert
Kevin Klingert
Principal Executive Officer
August 15, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kevin Klingert
Kevin Klingert
Principal Executive Officer
August 15, 2012

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 15, 2012